VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Consumer Discretionary—4.4%
Gentex Corp.	3,500,000	$ 102,095
Wyndham Hotels & Resorts, Inc.	550,000	46,579
		148,674

Consumer Staples—1.5%
Sysco Corp.	625,000	51,031
Energy—0.7%
Baker Hughes Co.	685,000	24,941
Financials—13.0%
Berkley (W.R.) Corp.	515,000	34,294
First Citizens BancShares, Inc. Class A	145,000	96,512
Hartford Financial Services Group, Inc. (The)	1,265,000	90,840
PacWest Bancorp	741,500	31,981
Progressive Corp. (The)	360,000	41,036
Signature Bank	115,000	33,751
Willis Towers Watson plc	450,000	106,299
		434,713

Health Care—13.4%
Azenta, Inc.	850,000	70,448
Bruker Corp.	840,000	54,012
Cooper Cos., Inc. (The)	150,000	62,639
DENTSPLY SIRONA, Inc.	1,730,000	85,151
Humana, Inc.	150,000	65,275
Teleflex, Inc.	110,000	39,031
Zimmer Biomet Holdings, Inc.	560,000	71,624
		448,180

Industrials—15.1%
Booz Allen Hamilton Holding Corp. Class A	580,000	50,947
Fortive Corp.	1,150,000	70,069
Hubbell, Inc.	300,000	55,131
ITT, Inc.	524,100	39,418
Quanta Services, Inc.	260,000	34,219
	Shares	Value

Industrials—continued
Rockwell Automation, Inc.	215,000	$ 60,206
Vertiv Holdings Co.	5,800,000	81,200
Woodward, Inc.	400,000	49,964
Zurn Water Solutions Corp.	1,835,000	64,959
		506,113

Information Technology—18.0%
Global Payments, Inc.	650,000	88,946
KLA Corp.	325,000	118,969
Marvell Technology, Inc.	935,000	67,049
MKS Instruments, Inc.	725,000	108,750
Motorola Solutions, Inc.	470,000	113,834
NXP Semiconductors N.V.	585,000	108,272
		605,820

Materials—9.9%
Ashland Global Holdings, Inc.	725,000	71,347
Ecolab, Inc.	365,000	64,444
Martin Marietta Materials, Inc.	250,000	96,223
PPG Industries, Inc.	765,000	100,269
		332,283

Real Estate—14.2%
Alexandria Real Estate Equities, Inc.	400,000	80,500
American Homes 4 Rent Class A	2,750,000	110,083
Americold Realty Trust	1,800,000	50,184
Extra Space Storage, Inc.	410,000	84,296
Healthcare Realty Trust, Inc.	1,865,000	51,250
SBA Communications, Corp. Class A	290,000	99,789
		476,102

Utilities—8.5%
Ameren Corp.	730,000	68,445
CenterPoint Energy, Inc.	2,600,000	79,664
Exelon Corp.	1,325,000	63,110
	Shares	Value

Utilities—continued
Xcel Energy, Inc.	1,025,000	$ 73,974
		285,193

Total Common Stocks (Identified Cost $3,128,144)		3,313,050

Total Long-Term Investments—98.7% (Identified Cost $3,128,144)		3,313,050

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(1)	89,963,714	89,964
Total Short-Term Investment (Identified Cost $89,964)		89,964

TOTAL INVESTMENTS—101.4% (Identified Cost $3,218,108)		$3,403,014
Other assets and liabilities, net—(1.4)%		(46,059)
NET ASSETS—100.0%		$3,356,955

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Netherlands	3
Ireland	3
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,313,050	$3,313,050
Money Market Mutual Fund	89,964	89,964
Total Investments	$3,403,014	$3,403,014
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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